Offerings - Offering: 1	Oct. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, nominal value $0.006 per share
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700
Offering Note

(1)	Includes offering price of additional shares that the underwriters have the option to purchase.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.